Managed Container Fleet (Tables)	3 Months Ended
Mar. 31, 2021
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020, which consisted of the following:

	March 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,080,198	$(1,674,527)	$4,405,671	$5,740,717	$(1,619,304)	$4,121,413
Containers - managed fleet	10,717	(380)	10,337	3,926	(287)	$3,639
Total containers	$6,090,915	$(1,674,907)	$4,416,008	$5,744,643	$(1,619,591)	$4,125,052

Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three months ended March 31, 2021 and 2020 were as follows (see Note 5 “Transactions with Affiliates and Container Investors”):

	Three Months Ended March 31,
	2021	2020
Lease rental income - managed fleet	$14,821	$15,406
Less: distribution expense to managed fleet container investors	(13,495)	(14,163)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(169)	(239)
Management fees from leasing	1,157	1,004
Management fees from non-leasing services	1,036	1,484
Total management fees	$2,193	$2,488

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of March 31, 2021 and December 31, 2020 in the condensed consolidated balance sheets (also, see Note 5 “Transactions with Affiliates and Container Investors”):

	March 31, 2021	December 31, 2020
Accounts receivable, net - owned fleet	$101,328	$97,950
Accounts receivable, net - managed fleet	9,666	10,628
Total accounts receivable, net	$110,994	$108,578

Prepaid expenses and other current assets - owned fleet	$12,334	$13,614
Prepaid expenses and other current assets - managed fleet	97	99
Total prepaid expenses and other current assets	$12,431	$13,713

Accounts payable and accrued expenses - owned fleet	$16,565	$23,198
Accounts payable and accrued expenses - managed fleet	701	1,187
Total accounts payable and accrued expenses	$17,266	$24,385

Container contracts payable - owned fleet	$489,922	$231,647
Total container contracts payable	$489,922	$231,647